LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Jun. 30, 2020
LOANS TO THIRD PARTIES
Schedule of Accounts, Notes, Loans and Financing Receivable

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥4,960,000	¥3,200,377	$452,687
Allowance for doubtful accounts	—	—	—
Total loans to third parties	¥4,960,000	¥3,200,377	$452,687